Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Oct. 19, 2021	Jun. 30, 2019
Income Tax Examination [Line Items]
Valuation allowance	$ 20.7	$ 29.1	$ 29.0	$ 30.7	$ 18.7
Increase (decrease) in valuation allowance	1.6	0.1	10.3
Valuation allowance deferred tax asset, decreases related to expected realization of tax		(10.0)
Net operating loss, purchase accounting adjustment	3.8
Unrecognized tax benefits	6.6	5.0	0.8	$ 6.5	$ 13.9
Unrecognized tax benefits that would impact effective tax rate	4.2	3.4
Unrecognized tax benefits, deferred tax liabilities	3.5	2.9	0.0
Interest and penalties	0.9	0.6	0.3
Minimum
Income Tax Examination [Line Items]
Unrecognized tax benefits	0.0
Maximum
Income Tax Examination [Line Items]
Unrecognized tax benefits	$ 2.8
2023
Income Tax Examination [Line Items]
Tax credit carryforward expiration end year	2023
2037
Income Tax Examination [Line Items]
Tax credit carryforward expiration end year	2037
Noncurrent income tax payable
Income Tax Examination [Line Items]
Unrecognized tax benefits	$ 3.1	$ 2.1	$ 0.8
United States—Federal
Income Tax Examination [Line Items]
Operating loss carryforwards	39.7
Tax credit carryforwards	$ 14.0
United States—Federal | 2035
Income Tax Examination [Line Items]
Research and development tax credit carryforward expiration start year	2035
United States—Federal | 2036
Income Tax Examination [Line Items]
Research and development tax credit carryforward expiration start year	2036
United States—State
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 58.3
United States—State | 2022
Income Tax Examination [Line Items]
Research and development tax credit carryforward expiration start year	2022
United States—State | 2041
Income Tax Examination [Line Items]
Research and development tax credit carryforward expiration end year	2041
Foreign Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 51.3
US controlled foreign corporations
Income Tax Examination [Line Items]
Amount of unrecognized deferred tax liability related to foreign subsidiaries	28.7
Undistributed earnings of foreign subsidiaries	220.0
Non-US controlled foreign corporations
Income Tax Examination [Line Items]
Undistributed earnings of foreign subsidiaries	$ 67.1